Summary of Significant Accounting Policies: - Property and equipment, net (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Jun. 26, 2021	Dec. 28, 2019
Property, Plant and Equipment
Estimated Useful Life (Years)	15 years
Property and equipment, gross	$ 418,705		$ 384,951
Less: Accumulated depreciation	236,031	$ 260,692	179,791
Property and equipment, net of accumulated depreciation of $236,031 ($179,791 - 2019)	182,674	$ 174,466	205,160
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	11,506		10,982
Machinery and equipment
Property, Plant and Equipment
Property and equipment, gross	334,643		308,096
Computer equipment and software
Property, Plant and Equipment
Property and equipment, gross	61,737		60,412
Furniture and fixtures
Property, Plant and Equipment
Property and equipment, gross	5,467		2,749
Construction in process
Property, Plant and Equipment
Property and equipment, gross	$ 5,352		$ 2,712
Minimum
Property, Plant and Equipment
Estimated Useful Life (Years)	2 years
Minimum | Machinery and equipment
Property, Plant and Equipment
Estimated Useful Life (Years)	2 years
Minimum | Computer equipment and software
Property, Plant and Equipment
Estimated Useful Life (Years)	2 years
Minimum | Furniture and fixtures
Property, Plant and Equipment
Estimated Useful Life (Years)	6 years
Maximum | Machinery and equipment
Property, Plant and Equipment
Estimated Useful Life (Years)	10 years
Maximum | Computer equipment and software
Property, Plant and Equipment
Estimated Useful Life (Years)	5 years
Maximum | Furniture and fixtures
Property, Plant and Equipment
Estimated Useful Life (Years)	8 years